SCHEDULE OF COMPOSITION OF CAPITAL STOCK (Details) - shares		1 Months Ended	12 Months Ended
		May 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Jul. 31, 2022	Oct. 31, 2021	Jun. 03, 2021	Jun. 01, 2021	May 01, 2021	Apr. 30, 2021	Oct. 31, 2020
Common stock, shares authorized						170,000,000	170,000,000	300,000,000	170,000,000	300,000,000	170,000,000	170,000,000
Issued and outstanding						1,815,951	1,820,452					975,897
Ayala Pharmaceuticals Inc [Member]
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Issued and outstanding			13,956,035	12,728,446	14,301,984
Restricted Common Stock		58,651	124,348	96,017
Common Stock [Member] | Ayala Pharmaceuticals Inc [Member]
Common stock, shares authorized			200,000,000	200,000,000
Issued and outstanding	[1]		13,956,035	12,728,446

[1]	Does not include 124,348 and 96,017 shares of restricted Common Stock issued but not outstanding in 2021 and 2020, respectively.